Schedule of Investments
(unaudited)
December 31, 2023
iShares
®
Expanded Tech-Software Sector ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Entertainment — 2.6%
Electronic Arts, Inc. ................. 813,463 $ 111,289,873
Take-Two Interactive Software, Inc.
(a)(b)
.... 525,662 84,605,299
195,895,172
Interactive Media & Services — 0.8%
Snap, Inc., Class A, NVS
(a)(b)
........... 3,424,055 57,969,251
Software — 96.6%
A10 Networks, Inc. .................. 232,125 3,057,086
ACI Worldwide, Inc.
(b)
................ 361,342 11,057,065
Adeia , Inc. ....................... 356,191 4,413,206
Adobe, Inc.
(a)(b)
..................... 1,001,656 597,587,970
Agilysys , Inc.
(b)
.................... 67,465 5,722,381
Alarm.com Holdings, Inc.
(a)(b)
........... 166,140 10,735,967
Alkami Technology, Inc.
(a)(b)
............ 133,111 3,227,942
Altair Engineering, Inc., Class A
(a)(b)
....... 181,557 15,278,022
Alteryx, Inc., Class A
(a)(b)
.............. 212,353 10,014,567
ANSYS, Inc.
(b)
..................... 288,450 104,672,736
Appfolio , Inc., Class A
(b)
.............. 67,622 11,714,835
Appian Corp., Class A
(b)
.............. 138,693 5,223,178
AppLovin Corp., Class A
(b)
............. 430,972 17,174,234
Asana, Inc., Class A
(a)(b)
............... 267,587 5,086,829
Aspen Technology, Inc.
(a)(b)
............. 93,151 20,507,193
Atlassian Corp., Class A
(b)
............. 515,182 122,541,191
Aurora Innovation, Inc., Class A
(b)
........ 2,623,693 11,465,538
Autodesk, Inc.
(b)
.................... 710,445 172,979,149
AvePoint, Inc., Class A
(b)
.............. 311,306 2,555,822
Bentley Systems, Inc., Class B
(a)
......... 765,499 39,943,738
BILL Holdings, Inc.
(a)(b)
................ 322,876 26,343,453
Blackbaud, Inc.
(a)(b)
.................. 143,186 12,414,226
BlackBerry Ltd.
(a)(b)
.................. 1,746,062 6,181,059
BlackLine , Inc.
(a)(b)
.................. 169,017 10,553,421
Box, Inc., Class A
(a)(b)
................ 478,736 12,260,429
Braze, Inc., Class A
(b)
................ 165,268 8,780,689
C3.ai, Inc., Class A
(a)(b)
............... 312,600 8,974,746
Cadence Design Systems, Inc.
(b)
........ 904,204 246,278,043
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 822,916 9,373,013
Clear Secure, Inc., Class A ............ 281,081 5,804,323
Clearwater Analytics Holdings, Inc., Class A
(b)
421,790 8,448,454
CommVault Systems, Inc.
(a)(b)
........... 145,545 11,621,768
Confluent, Inc., Class A
(b)
............. 729,017 17,058,998
Crowdstrike Holdings, Inc., Class A
(a)(b)
.... 751,298 191,821,405
Datadog, Inc., Class A
(a)(b)
............. 1,004,247 121,895,501
Descartes Systems Group, Inc. (The)
(a)(b)
... 282,608 23,756,028
DocuSign, Inc.
(b)
................... 675,358 40,150,033
Dolby Laboratories, Inc., Class A ........ 197,931 17,057,694
DoubleVerify Holdings, Inc.
(b)
........... 463,259 17,038,666
Dropbox, Inc., Class A
(a)(b)
............. 851,423 25,099,950
Dynatrace, Inc.
(b)
................... 792,520 43,342,919
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 590,771 2,593,485
Elastic NV
(b)
...................... 268,834 30,297,592
Envestnet, Inc.
(a)(b)
.................. 143,417 7,102,010
Everbridge, Inc.
(b)
................... 136,493 3,318,145
Fair Isaac Corp.
(b)
................... 82,139 95,610,617
Five9, Inc.
(a)(b)
..................... 241,602 19,011,661
Fortinet, Inc.
(a)(b)
.................... 2,118,298 123,983,982
Freshworks , Inc., Class A
(b)
............ 557,618 13,098,447
Gen Digital, Inc. .................... 1,873,898 42,762,352
Gitlab, Inc., Class A
(b)
................ 287,165 18,079,908
Guidewire Software, Inc.
(a)(b)
............ 272,295 29,691,047
HashiCorp , Inc., Class A
(b)
............. 363,515 8,593,495
HubSpot, Inc.
(a)(b)
................... 167,272 97,108,087
Intapp , Inc.
(b)
...................... 104,065 3,956,551
InterDigital , Inc. .................... 86,064 9,341,387
Security
Shares
Shares Value
Software (continued)
Intuit, Inc. ........................ 900,600 $ 562,902,018
Jamf Holding Corp.
(b)
................ 171,413 3,095,719
Lightspeed Commerce, Inc.
(a)(b)
.......... 456,314 9,578,031
LiveRamp Holdings, Inc.
(b)
............. 217,734 8,247,764
Manhattan Associates, Inc.
(a)(b)
.......... 204,613 44,057,271
Marathon Digital Holdings, Inc.
(a)(b)
....... 739,895 17,380,134
Matterport, Inc., Class A
(a)(b)
............ 797,445 2,145,127
MeridianLink , Inc.
(a)(b)
................ 68,685 1,701,327
Microsoft Corp. .................... 1,643,857 618,155,986
MicroStrategy, Inc., Class A
(a)(b)
.......... 41,727 26,355,608
Model N, Inc.
(a)(b)
................... 116,251 3,130,639
N-able, Inc.
(b)
...................... 231,023 3,061,055
nCino , Inc.
(a)(b)
..................... 202,638 6,814,716
NCR Voyix Corp.
(a)(b)
................. 445,821 7,538,833
Nutanix, Inc., Class A
(b)
............... 809,004 38,581,401
Open Text Corp.
(a)
.................. 901,427 37,877,963
Oracle Corp. ...................... 5,105,649 538,288,574
PagerDuty, Inc.
(b)
................... 310,118 7,179,232
Palantir Technologies, Inc., Class A
(a)(b)
.... 6,396,374 109,825,742
Palo Alto Networks, Inc.
(a)(b)
............ 1,033,004 304,612,220
Pegasystems, Inc. .................. 141,626 6,919,846
PowerSchool Holdings, Inc., Class A
(a)(b)
... 191,783 4,518,407
Procore Technologies, Inc.
(b)
........... 295,681 20,467,039
Progress Software Corp. .............. 144,793 7,862,260
PROS Holdings, Inc.
(a)(b)
.............. 141,453 5,486,962
PTC, Inc.
(b)
....................... 394,946 69,099,752
Q2 Holdings, Inc.
(a)(b)
................. 194,871 8,459,350
Qualys, Inc.
(a)(b)
.................... 122,258 23,996,800
Rapid7, Inc.
(b)
..................... 204,220 11,660,962
RingCentral, Inc., Class A
(b)
............ 278,588 9,458,063
Riot Platforms, Inc.
(a)(b)
............... 686,357 10,617,943
Roper Technologies, Inc. .............. 355,023 193,547,889
Salesforce, Inc.
(b)
................... 2,450,426 644,805,098
Samsara, Inc., Class A
(a)(b)
............. 542,247 18,100,205
SentinelOne , Inc., Class A
(b)
............ 804,892 22,086,236
ServiceNow, Inc.
(a)(b)
................. 469,444 331,657,492
Smartsheet, Inc., Class A
(b)
............ 449,121 21,476,966
SolarWinds Corp.
(b)
................. 170,873 2,134,204
Splunk, Inc.
(a)(b)
.................... 515,328 78,510,221
Sprinklr, Inc., Class A
(a)(b)
.............. 354,498 4,268,156
Sprout Social, Inc., Class A
(a)(b)
.......... 162,103 9,959,608
SPS Commerce, Inc.
(b)
............... 121,970 23,642,665
Synopsys, Inc.
(b)
................... 505,450 260,261,259
Tenable Holdings, Inc.
(b)
.............. 388,636 17,900,574
Teradata Corp.
(b)
................... 325,043 14,142,621
Tyler Technologies, Inc.
(b)
............. 139,847 58,472,828
UiPath, Inc., Class A
(a)(b)
.............. 1,352,005 33,583,804
Unity Software, Inc.
(a)(b)
............... 795,692 32,535,846
Varonis Systems, Inc.
(a)(b)
.............. 362,107 16,396,205
Verint Systems, Inc.
(b)
................ 213,610 5,773,878
Vertex, Inc., Class A
(b)
................ 150,365 4,050,833
Workday, Inc., Class A
(b)
.............. 687,973 189,921,826
Workiva, Inc., Class A
(a)(b)
............. 158,502 16,092,708
Zeta Global Holdings Corp., Class A
(a)(b)
.... 502,589 4,432,835
Zoom Video Communications, Inc., Class A
(a)(b)
845,141 60,774,089
Zscaler , Inc.
(b)
..................... 293,476 65,022,543
Zuora, Inc., Class A
(b)
................ 440,195 4,137,833
7,206,527,399
Total Long-Term Investments — 100.0%
(Cost: $8,108,099,766) ........................... 7,460,391,822

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Expanded Tech-Software Sector ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 8.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 621,995,364 $ 622,430,760
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 3,334,013 3,334,013
Total Short-Term Securities — 8.4%
(Cost: $625,469,951) ............................. 625,764,773
Total Investments — 108.4%
(Cost: $8,733,569,717 ) ........................... 8,086,156,595
Liabilities in Excess of Other Assets — (8.4)% ............ (624,396,822)
Net Assets — 100.0% ..............................
$ 7,461,759,773
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 224,418,482 $ 397,834,791
(a)
$ — $ 4,519 $ 172,968 $ 622,430,760 621,995,364 $ 1,379,801
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 5,186,304 — (1,852,291)
(a)
— — 3,334,013 3,334,013 373,707 —
$ 4,519 $ 172,968 $ 625,764,773 $ 1,753,508 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 6 03/15/24 $ 1,177 $ 44,309

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Expanded Tech-Software Sector ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,460,391,822 $ — $ — $ 7,460,391,822
Short-Term Securities
Money Market Funds ...................................... 625,764,773 — — 625,764,773
$ 8,086,156,595 $ — $ — $ 8,086,156,595
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 44,309 $ — $ — $ 44,309
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares